Short-term notes payable (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 USD ($)	May. 31, 2014	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2014 $ / shares shares	May. 06, 2014 USD ($)	Dec. 31, 2013 $ / shares
Short-term Debt [Line Items]
Short-term Debt	$ 1,268			$ 1,268
Proceeds from Debt, Net of Issuance Costs				$ 1,268
Warrants Weighted Average Exercise Price | $ / shares	$ 33			$ 33		$ 36		$ 37
Number of common shares callable by warrants | shares						3,583,000
Venture Champion Asia Limited [Member]
Short-term Debt [Line Items]
Line of cerdit, initiation day			May 06, 2014
Line of credit facility, description			Credit Agreement
Line of credit facility, unsecured indebtedness, current amount							$ 2,000
Line of credit facility period			18 months
Credit agreement termination date			Feb. 23, 2015
Credit Agreement Warrant [Member] | Venture Champion Asia Limited [Member]
Short-term Debt [Line Items]
Class Of Warrant Or Right Number Of Warrants Or Rights Issued | shares	1			1
Warrants Weighted Average Exercise Price | $ / shares	$ 35			$ 35
Fair value assumptions for warrants pricing, expected term				3 years
Number of common shares callable by warrants | shares	9,000			9,000
Fair value of warrants booked as interest expense at period end				$ 258
Demand Notes [Member] | Affiliated Entity [Member]
Short-term Debt [Line Items]
Short-term Debt					$ 250
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Unsecured Convertible Promissory Notes [Member] | Investor [Member]
Short-term Debt [Line Items]
Proceeds from Debt, Net of Issuance Costs	$ 1,018
Debt Instrument, Convertible, Terms of Conversion Feature	convertible into shares of our common stock at the holders option (i) prior to maturity, in the event the Company consummates an SEC registered public offering of shares of common stock, at a conversion price that is 30% less than the price to the public of the common stock in the public offering, or (ii) up to 60 days after maturity, at a conversion price based upon a Company pre-money valuation of $5,000,000, as determined by taking into account the outstanding shares of common stock and preferred stock, on an as-converted basis, on the maturity date of the note; provided, that following such conversion after the maturity date, each holder that converted such note will also receive cash payments, payable from 1.5% for each $100,000 of notes converted of the revenue received by the Company from its European customer to be paid quarterly on a pro rata basis, with any and all other holders who converted their notes; provided, further, however, that the total amount of cash payments that the holder will be entitled to receive will not exceed three times the aggregate principal amount of each holders note.
Debt Instrument, Interest Rate, Stated Percentage	24.00%			24.00%
Debt Conversion, Converted Instrument, Expiration or Due Date	Aug. 25, 2016
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	30.00%
Debt Instrument, Convertible, Threshold Trading Days | $ / shares	60
Company pre-money valuation amount	$ 5,000			$ 5,000
Percentage of cash payments paid based on each $100,000 of notes converted from the revenue	1.50%
Incremental amount of notes converted into revenue received that serves as basis for calculation of cash payments	$ 100
Unsecured Convertible Promissory Notes [Member] | Affiliated Entity [Member]
Short-term Debt [Line Items]
Principal amount of unsecured convertible promissory note issued in exchange of a demand note		$ 250
Debt Instrument, Convertible, Terms of Conversion Feature		convertible into shares of our common stock at the holders option (i) prior to maturity, in the event the Company consummates an SEC registered public offering of shares of common stock, at a conversion price that is 30% less than the price to the public of the common stock in the public offering, or (ii) up to 60 days after maturity, at a conversion price based upon a Company pre-money valuation of $5,000,000, as determined by taking into account the outstanding shares of common stock and preferred stock, on an as-converted basis, on the maturity date of the note; provided, that following such conversion after the maturity date, each holder that converted such note will also receive cash payments, payable from 1.5% for each $100,000 of notes converted of the revenue received by the Company from its European customer to be paid quarterly on a pro rata basis, with any and all other holders who converted their notes; provided, further, however, that the total amount of cash payments that the holder will be entitled to receive will not exceed three times the aggregate principal amount of each holders note.
Debt Instrument, Interest Rate, Stated Percentage		24.00%
Debt Conversion, Converted Instrument, Expiration or Due Date		Aug. 25, 2016
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		30.00%
Debt Instrument, Convertible, Threshold Trading Days		60
Company pre-money valuation amount		$ 5,000
Percentage of cash payments paid based on each $100,000 of notes converted from the revenue		1.50%
Incremental amount of notes converted into revenue received that serves as basis for calculation of cash payments		$ 100